Accounts receivable, net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts, beginning balance	$ 4,788,855	$ 1,772,280	$ 1,769,468
Provision for (reversal of) doubtful accounts	(310,012)	2,740,639	26,297
Effects of foreign exchange rate	122,794	275,936	(23,485)
Allowance for doubtful accounts, ending balance	$ 4,601,637	$ 4,788,855	$ 1,772,280